Loans Receivable (excluding Covered Loans) - Loans Receivable, Analysis of Age of Loans in Past Due Status (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	$ 7,714,968
Days Delinquent Based on $ Amount of Loans, Current	7,563,335
Days Delinquent Based on $ Amount of Loans, 30 Days	35,179
Days Delinquent Based on $ Amount of Loans, 60 Days	14,933
Days Delinquent Based on $ Amount of Loans, 90 Days	101,521
Days Delinquent Based on $ Amount of Loans, Total	151,633
Ratio of past due loans to total loans, net of charge-offs and LIPs	1.97%
Non-acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	7,365,734
Days Delinquent Based on $ Amount of Loans, Current	7,224,617
Days Delinquent Based on $ Amount of Loans, 30 Days	32,437
Days Delinquent Based on $ Amount of Loans, 60 Days	13,575
Days Delinquent Based on $ Amount of Loans, 90 Days	95,105
Days Delinquent Based on $ Amount of Loans, Total	141,117
Ratio of past due loans to total loans, net of charge-offs and LIPs	1.92%
Non-acquired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	5,356,200
Days Delinquent Based on $ Amount of Loans, Current	5,237,413
Days Delinquent Based on $ Amount of Loans, 30 Days	26,888
Days Delinquent Based on $ Amount of Loans, 60 Days	12,373
Days Delinquent Based on $ Amount of Loans, 90 Days	79,526
Days Delinquent Based on $ Amount of Loans, Total	118,787
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.22%
Non-acquired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	82,422
Days Delinquent Based on $ Amount of Loans, Current	80,047
Days Delinquent Based on $ Amount of Loans, 30 Days	0
Days Delinquent Based on $ Amount of Loans, 60 Days	0
Days Delinquent Based on $ Amount of Loans, 90 Days	2,375
Days Delinquent Based on $ Amount of Loans, Total	2,375
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.88%
Non-acquired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	130,095
Days Delinquent Based on $ Amount of Loans, Current	129,678
Days Delinquent Based on $ Amount of Loans, 30 Days	417
Days Delinquent Based on $ Amount of Loans, 60 Days	0
Days Delinquent Based on $ Amount of Loans, 90 Days	0
Days Delinquent Based on $ Amount of Loans, Total	417
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.32%
Non-acquired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	71,567
Days Delinquent Based on $ Amount of Loans, Current	70,106
Days Delinquent Based on $ Amount of Loans, 30 Days	0
Days Delinquent Based on $ Amount of Loans, 60 Days	0
Days Delinquent Based on $ Amount of Loans, 90 Days	1,461
Days Delinquent Based on $ Amount of Loans, Total	1,461
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.04%
Non-acquired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	121,473
Days Delinquent Based on $ Amount of Loans, Current	117,076
Days Delinquent Based on $ Amount of Loans, 30 Days	806
Days Delinquent Based on $ Amount of Loans, 60 Days	355
Days Delinquent Based on $ Amount of Loans, 90 Days	3,236
Days Delinquent Based on $ Amount of Loans, Total	4,397
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.62%
Non-acquired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	790,564
Days Delinquent Based on $ Amount of Loans, Current	785,793
Days Delinquent Based on $ Amount of Loans, 30 Days	0
Days Delinquent Based on $ Amount of Loans, 60 Days	0
Days Delinquent Based on $ Amount of Loans, 90 Days	4,771
Days Delinquent Based on $ Amount of Loans, Total	4,771
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.60%
Non-acquired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	404,680
Days Delinquent Based on $ Amount of Loans, Current	398,114
Days Delinquent Based on $ Amount of Loans, 30 Days	2,942
Days Delinquent Based on $ Amount of Loans, 60 Days	351
Days Delinquent Based on $ Amount of Loans, 90 Days	3,273
Days Delinquent Based on $ Amount of Loans, Total	6,566
Ratio of past due loans to total loans, net of charge-offs and LIPs	1.62%
Non-acquired loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	249,405
Days Delinquent Based on $ Amount of Loans, Current	249,363
Days Delinquent Based on $ Amount of Loans, 30 Days	42
Days Delinquent Based on $ Amount of Loans, 60 Days	0
Days Delinquent Based on $ Amount of Loans, 90 Days	0
Days Delinquent Based on $ Amount of Loans, Total	42
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.02%
Non-acquired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	112,186
Days Delinquent Based on $ Amount of Loans, Current	111,407
Days Delinquent Based on $ Amount of Loans, 30 Days	493
Days Delinquent Based on $ Amount of Loans, 60 Days	213
Days Delinquent Based on $ Amount of Loans, 90 Days	73
Days Delinquent Based on $ Amount of Loans, Total	779
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.69%
Non-acquired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	47,142
Days Delinquent Based on $ Amount of Loans, Current	45,620
Days Delinquent Based on $ Amount of Loans, 30 Days	849
Days Delinquent Based on $ Amount of Loans, 60 Days	283
Days Delinquent Based on $ Amount of Loans, 90 Days	390
Days Delinquent Based on $ Amount of Loans, Total	1,522
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.23%
Acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	250,350
Days Delinquent Based on $ Amount of Loans, Current	243,718
Days Delinquent Based on $ Amount of Loans, 30 Days	441
Days Delinquent Based on $ Amount of Loans, 60 Days	894
Days Delinquent Based on $ Amount of Loans, 90 Days	5,297
Days Delinquent Based on $ Amount of Loans, Total	6,632
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.65%
Acquired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	14,468
Days Delinquent Based on $ Amount of Loans, Current	14,343
Days Delinquent Based on $ Amount of Loans, 30 Days	82
Days Delinquent Based on $ Amount of Loans, 60 Days	0
Days Delinquent Based on $ Amount of Loans, 90 Days	43
Days Delinquent Based on $ Amount of Loans, Total	125
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.86%
Acquired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	0
Days Delinquent Based on $ Amount of Loans, Current	0
Days Delinquent Based on $ Amount of Loans, 30 Days	0
Days Delinquent Based on $ Amount of Loans, 60 Days	0
Days Delinquent Based on $ Amount of Loans, 90 Days	0
Days Delinquent Based on $ Amount of Loans, Total	0
Acquired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	0
Days Delinquent Based on $ Amount of Loans, Current	0
Days Delinquent Based on $ Amount of Loans, 30 Days	0
Days Delinquent Based on $ Amount of Loans, 60 Days	0
Days Delinquent Based on $ Amount of Loans, 90 Days	0
Days Delinquent Based on $ Amount of Loans, Total	0
Acquired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	1,489
Days Delinquent Based on $ Amount of Loans, Current	1,241
Days Delinquent Based on $ Amount of Loans, 30 Days	0
Days Delinquent Based on $ Amount of Loans, 60 Days	0
Days Delinquent Based on $ Amount of Loans, 90 Days	248
Days Delinquent Based on $ Amount of Loans, Total	248
Ratio of past due loans to total loans, net of charge-offs and LIPs	16.66%
Acquired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	3,313
Days Delinquent Based on $ Amount of Loans, Current	2,987
Days Delinquent Based on $ Amount of Loans, 30 Days	125
Days Delinquent Based on $ Amount of Loans, 60 Days	100
Days Delinquent Based on $ Amount of Loans, 90 Days	101
Days Delinquent Based on $ Amount of Loans, Total	326
Ratio of past due loans to total loans, net of charge-offs and LIPs	9.84%
Acquired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	3,914
Days Delinquent Based on $ Amount of Loans, Current	3,914
Days Delinquent Based on $ Amount of Loans, 30 Days	0
Days Delinquent Based on $ Amount of Loans, 60 Days	0
Days Delinquent Based on $ Amount of Loans, 90 Days	0
Days Delinquent Based on $ Amount of Loans, Total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Acquired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	133,398
Days Delinquent Based on $ Amount of Loans, Current	128,610
Days Delinquent Based on $ Amount of Loans, 30 Days	134
Days Delinquent Based on $ Amount of Loans, 60 Days	617
Days Delinquent Based on $ Amount of Loans, 90 Days	4,037
Days Delinquent Based on $ Amount of Loans, Total	4,788
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.59%
Acquired loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	75,323
Days Delinquent Based on $ Amount of Loans, Current	74,992
Days Delinquent Based on $ Amount of Loans, 30 Days	10
Days Delinquent Based on $ Amount of Loans, 60 Days	153
Days Delinquent Based on $ Amount of Loans, 90 Days	168
Days Delinquent Based on $ Amount of Loans, Total	331
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.44%
Acquired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	10,179
Days Delinquent Based on $ Amount of Loans, Current	10,063
Days Delinquent Based on $ Amount of Loans, 30 Days	0
Days Delinquent Based on $ Amount of Loans, 60 Days	16
Days Delinquent Based on $ Amount of Loans, 90 Days	100
Days Delinquent Based on $ Amount of Loans, Total	116
Ratio of past due loans to total loans, net of charge-offs and LIPs	1.14%
Acquired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	8,266
Days Delinquent Based on $ Amount of Loans, Current	7,568
Days Delinquent Based on $ Amount of Loans, 30 Days	90
Days Delinquent Based on $ Amount of Loans, 60 Days	8
Days Delinquent Based on $ Amount of Loans, 90 Days	600
Days Delinquent Based on $ Amount of Loans, Total	698
Ratio of past due loans to total loans, net of charge-offs and LIPs	8.44%
Credit-impaired acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	98,884
Days Delinquent Based on $ Amount of Loans, Current	95,000
Days Delinquent Based on $ Amount of Loans, 30 Days	2,301
Days Delinquent Based on $ Amount of Loans, 60 Days	464
Days Delinquent Based on $ Amount of Loans, 90 Days	1,119
Days Delinquent Based on $ Amount of Loans, Total	3,884
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.93%
Credit-impaired acquired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	333
Days Delinquent Based on $ Amount of Loans, Current	333
Days Delinquent Based on $ Amount of Loans, 30 Days	0
Days Delinquent Based on $ Amount of Loans, 60 Days	0
Days Delinquent Based on $ Amount of Loans, 90 Days	0
Days Delinquent Based on $ Amount of Loans, Total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Credit-impaired acquired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	0
Days Delinquent Based on $ Amount of Loans, Current	0
Days Delinquent Based on $ Amount of Loans, 30 Days	0
Days Delinquent Based on $ Amount of Loans, 60 Days	0
Days Delinquent Based on $ Amount of Loans, 90 Days	0
Days Delinquent Based on $ Amount of Loans, Total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Credit-impaired acquired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	0
Days Delinquent Based on $ Amount of Loans, Current	0
Days Delinquent Based on $ Amount of Loans, 30 Days	0
Days Delinquent Based on $ Amount of Loans, 60 Days	0
Days Delinquent Based on $ Amount of Loans, 90 Days	0
Days Delinquent Based on $ Amount of Loans, Total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Credit-impaired acquired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	2,393
Days Delinquent Based on $ Amount of Loans, Current	1,929
Days Delinquent Based on $ Amount of Loans, 30 Days	0
Days Delinquent Based on $ Amount of Loans, 60 Days	464
Days Delinquent Based on $ Amount of Loans, 90 Days	0
Days Delinquent Based on $ Amount of Loans, Total	464
Ratio of past due loans to total loans, net of charge-offs and LIPs	19.39%
Credit-impaired acquired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	0
Days Delinquent Based on $ Amount of Loans, Current	0
Days Delinquent Based on $ Amount of Loans, 30 Days	0
Days Delinquent Based on $ Amount of Loans, 60 Days	0
Days Delinquent Based on $ Amount of Loans, 90 Days	0
Days Delinquent Based on $ Amount of Loans, Total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Credit-impaired acquired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	0
Days Delinquent Based on $ Amount of Loans, Current	0
Days Delinquent Based on $ Amount of Loans, 30 Days	0
Days Delinquent Based on $ Amount of Loans, 60 Days	0
Days Delinquent Based on $ Amount of Loans, 90 Days	0
Days Delinquent Based on $ Amount of Loans, Total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Credit-impaired acquired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	83,116
Days Delinquent Based on $ Amount of Loans, Current	80,095
Days Delinquent Based on $ Amount of Loans, 30 Days	2,301
Days Delinquent Based on $ Amount of Loans, 60 Days	0
Days Delinquent Based on $ Amount of Loans, 90 Days	720
Days Delinquent Based on $ Amount of Loans, Total	3,021
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.63%
Credit-impaired acquired loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	1,705
Days Delinquent Based on $ Amount of Loans, Current	1,396
Days Delinquent Based on $ Amount of Loans, 30 Days	0
Days Delinquent Based on $ Amount of Loans, 60 Days	0
Days Delinquent Based on $ Amount of Loans, 90 Days	309
Days Delinquent Based on $ Amount of Loans, Total	309
Ratio of past due loans to total loans, net of charge-offs and LIPs	18.12%
Credit-impaired acquired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	11,266
Days Delinquent Based on $ Amount of Loans, Current	11,176
Days Delinquent Based on $ Amount of Loans, 30 Days	0
Days Delinquent Based on $ Amount of Loans, 60 Days	0
Days Delinquent Based on $ Amount of Loans, 90 Days	90
Days Delinquent Based on $ Amount of Loans, Total	90
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.80%
Credit-impaired acquired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, Net of LIP & Charge-Offs	71
Days Delinquent Based on $ Amount of Loans, Current	71
Days Delinquent Based on $ Amount of Loans, 30 Days	0
Days Delinquent Based on $ Amount of Loans, 60 Days	0
Days Delinquent Based on $ Amount of Loans, 90 Days	0
Days Delinquent Based on $ Amount of Loans, Total	$ 0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%